Note 8 - Fixed Assets (Details) - Fixed Assets (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 6,784,000	$ 6,543,000
Less accumulated depreciation and amortization	(6,337,000)	(5,881,000)
Fixed assets - net	447,000	662,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,668,000	2,620,000
Estimated useful lives	5
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	532,000	491,000
Estimated useful lives	5
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,074,000	922,000
Estimated useful lives	Lesser of useful life or term of lease
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,510,000	$ 2,510,000
Estimated useful lives	5